Inventories - Schedule of Inventories (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Inventories [Abstract]
Raw material	$ 96,982	$ 54,163
Work in process	199,127	230,646
Goods in transit	1,424,186	971,550
Inventories provision	(161,476)	(72,787)
Total inventories	$ 1,558,819	$ 1,183,572